Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000012036 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 100 ETF
Class Name	iShares S&P 100 ETF
Trading Symbol	OEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 27,544,487,698
Holdings Count | Holding	103
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$27,544,487,698
Number of Portfolio Holdings	103
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	40.9%
Communication Services	13.3%
Financials	12.2%
Consumer Discretionary	11.1%
Health Care	8.3%
Consumer Staples	5.4%
Industrials	4.8%
Energy	2.2%
Utilities	0.9%
Materials	0.5%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	11.1%
Microsoft Corp.	9.4%
Apple Inc.	9.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class A	3.4%
Tesla, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.8%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	11.1%
Microsoft Corp.	9.4%
Apple Inc.	9.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class A	3.4%
Tesla, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.8%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.

C000012037 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Mid-Cap ETF
Class Name	iShares Core S&P Mid-Cap ETF
Trading Symbol	IJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
Net Assets	$ 99,848,199,984
Holdings Count | Holding	411
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$99,848,199,984
Number of Portfolio Holdings	411
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.0%
Financials	16.9%
Information Technology	13.3%
Consumer Discretionary	12.3%
Health Care	8.7%
Real Estate	6.7%
Materials	5.4%
Consumer Staples	4.8%
Energy	4.0%
Utilities	3.5%
Communication Services	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	0.9%
Pure Storage, Inc., Class A	0.8%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Ciena Corp.	0.7%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.6%
Nutanix, Inc., Class A	0.6%
Talen Energy Corp.	0.6%
Guidewire Software, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	0.9%
Pure Storage, Inc., Class A	0.8%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Ciena Corp.	0.7%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.6%
Nutanix, Inc., Class A	0.6%
Talen Energy Corp.	0.6%
Guidewire Software, Inc.	0.6%
(a)	Excludes money market funds.

C000012041 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Growth ETF
Class Name	iShares S&P 500 Growth ETF
Trading Symbol	IVW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$10	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 65,850,405,536
Holdings Count | Holding	219
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$65,850,405,536
Number of Portfolio Holdings	219
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.6%
Communication Services	15.4%
Consumer Discretionary	12.3%
Financials	10.9%
Industrials	8.1%
Health Care	4.7%
Consumer Staples	3.0%
Real Estate	1.1%
Utilities	1.1%
Materials	0.4%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	6.4%
Apple Inc.	5.6%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	4.0%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C, NVS	3.7%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	6.4%
Apple Inc.	5.6%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	4.0%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C, NVS	3.7%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.

C000012042 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Value ETF
Class Name	iShares S&P 500 Value ETF
Trading Symbol	IVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
Net Assets	$ 41,725,935,461
Holdings Count | Holding	399
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$41,725,935,461
Number of Portfolio Holdings	399
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.4%
Financials	16.7%
Health Care	13.9%
Industrials	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.2%
Energy	5.9%
Utilities	3.9%
Communication Services	3.8%
Materials	3.4%
Real Estate	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.9%
Microsoft Corp.	7.1%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.4%
Bank of America Corp.	1.4%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.9%
Microsoft Corp.	7.1%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.4%
Bank of America Corp.	1.4%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.

C000012043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Small-Cap ETF
Class Name	iShares Core S&P Small-Cap ETF
Trading Symbol	IJR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[5]
Net Assets	$ 85,869,226,752
Holdings Count | Holding	659
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$85,869,226,752
Number of Portfolio Holdings	659
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	18.5%
Financials	18.4%
Information Technology	14.9%
Consumer Discretionary	13.4%
Health Care	10.8%
Real Estate	7.2%
Materials	4.9%
Energy	4.4%
Communication Services	2.8%
Consumer Staples	2.6%
Utilities	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	1.1%
Mr. Cooper Group, Inc.	0.9%
Sterling Infrastructure, Inc.	0.7%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.6%
InterDigital, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Dycom Industries, Inc.	0.6%
Hecla Mining Co.	0.6%
Corcept Therapeutics, Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	1.1%
Mr. Cooper Group, Inc.	0.9%
Sterling Infrastructure, Inc.	0.7%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.6%
InterDigital, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Dycom Industries, Inc.	0.6%
Hecla Mining Co.	0.6%
Corcept Therapeutics, Inc.	0.5%
(a)	Excludes money market funds.

C000012046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Value ETF
Class Name	iShares S&P Small-Cap 600 Value ETF
Trading Symbol	IJS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$10	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[6]
Net Assets	$ 6,647,328,806
Holdings Count | Holding	478
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,647,328,806
Number of Portfolio Holdings	478
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Industrials	15.0%
Consumer Discretionary	14.7%
Information Technology	13.8%
Health Care	7.4%
Real Estate	6.8%
Materials	6.3%
Energy	4.1%
Utilities	3.2%
Consumer Staples	3.0%
Communication Services	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	2.2%
Mr. Cooper Group, Inc.	1.9%
BorgWarner, Inc.	1.3%
Qorvo, Inc.	1.1%
Lincoln National Corp.	1.0%
Air Lease Corp., Class A	0.9%
Resideo Technologies, Inc.	0.8%
Hecla Mining Co.	0.8%
Teleflex, Inc.	0.8%
Meritage Homes Corp.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	2.2%
Mr. Cooper Group, Inc.	1.9%
BorgWarner, Inc.	1.3%
Qorvo, Inc.	1.1%
Lincoln National Corp.	1.0%
Air Lease Corp., Class A	0.9%
Resideo Technologies, Inc.	0.8%
Hecla Mining Co.	0.8%
Teleflex, Inc.	0.8%
Meritage Homes Corp.	0.7%
(a)	Excludes money market funds.

C000012065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Value ETF
Class Name	iShares Russell Mid-Cap Value ETF
Trading Symbol	IWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$12	0.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[7]
Net Assets	$ 14,106,401,838
Holdings Count | Holding	722
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,106,401,838
Number of Portfolio Holdings	722
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.4%
Financials	17.1%
Information Technology	9.9%
Real Estate	9.3%
Consumer Discretionary	8.7%
Health Care	7.6%
Utilities	7.3%
Energy	6.7%
Materials	6.6%
Consumer Staples	5.9%
Communication Services	3.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets, Inc., Class A	1.0%
Bank of New York Mellon Corp. (The)	0.8%
Corning, Inc.	0.7%
Coinbase Global, Inc., Class A	0.7%
United Rentals, Inc.	0.6%
Marathon Petroleum Corp.	0.6%
Digital Realty Trust, Inc.	0.6%
Cummins, Inc.	0.6%
L3Harris Technologies, Inc.	0.6%
Allstate Corp. (The)	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets, Inc., Class A	1.0%
Bank of New York Mellon Corp. (The)	0.8%
Corning, Inc.	0.7%
Coinbase Global, Inc., Class A	0.7%
United Rentals, Inc.	0.6%
Marathon Petroleum Corp.	0.6%
Digital Realty Trust, Inc.	0.6%
Cummins, Inc.	0.6%
L3Harris Technologies, Inc.	0.6%
Allstate Corp. (The)	0.6%
(a)	Excludes money market funds.

C000012069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Value ETF
Class Name	iShares Core S&P U.S. Value ETF
Trading Symbol	IUSV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[8]
Net Assets	$ 22,869,351,289
Holdings Count | Holding	694
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$22,869,351,289
Number of Portfolio Holdings	694
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.5%
Financials	16.9%
Health Care	13.5%
Industrials	9.0%
Consumer Discretionary	8.5%
Consumer Staples	7.1%
Energy	5.8%
Utilities	4.1%
Communication Services	3.7%
Materials	3.6%
Real Estate	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Microsoft Corp.	6.8%
Amazon.com, Inc.	3.3%
Exxon Mobil Corp.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Johnson & Johnson	1.6%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.3%
Bank of America Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Microsoft Corp.	6.8%
Amazon.com, Inc.	3.3%
Exxon Mobil Corp.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Johnson & Johnson	1.6%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.3%
Bank of America Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.

C000012070 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Growth ETF
Class Name	iShares Core S&P U.S. Growth ETF
Trading Symbol	IUSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Net Assets	$ 25,227,524,208
Holdings Count | Holding	465
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$25,227,524,208
Number of Portfolio Holdings	465
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.3%
Communication Services	14.6%
Consumer Discretionary	12.4%
Financials	11.0%
Industrials	9.1%
Health Care	5.0%
Consumer Staples	3.1%
Real Estate	1.3%
Utilities	1.0%
Materials	0.6%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	6.1%
Apple Inc.	5.3%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Tesla, Inc.	3.8%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C, NVS	3.5%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	6.1%
Apple Inc.	5.3%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Tesla, Inc.	3.8%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C, NVS	3.5%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.

C000012071 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 3000 ETF
Class Name	iShares Russell 3000 ETF
Trading Symbol	IWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[10]
Net Assets	$ 17,126,146,546
Holdings Count | Holding	2,589
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,126,146,546
Number of Portfolio Holdings	2,589
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.2%
Financials	14.0%
Consumer Discretionary	10.7%
Communication Services	9.7%
Industrials	9.5%
Health Care	9.3%
Consumer Staples	4.7%
Energy	3.0%
Real Estate	2.4%
Utilities	2.3%
Materials	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.8%
Microsoft Corp.	6.0%
Apple Inc.	5.8%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.8%
Microsoft Corp.	6.0%
Apple Inc.	5.8%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.

C000036528 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Preferred and Income Securities ETF
Class Name	iShares Preferred and Income Securities ETF
Trading Symbol	PFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$24	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[11]
Net Assets	$ 14,661,205,099
Holdings Count | Holding	454
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,661,205,099
Number of Portfolio Holdings	454
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	62.8%
Utilities	10.5%
Real Estate	6.2%
Industrials	5.9%
Information Technology	5.4%
Communication Services	4.0%
Consumer Discretionary	1.7%
Consumer Staples	1.3%
Materials	1.0%
Health Care	0.8%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	4.4%
Wells Fargo & Co., Series L, NVS	2.4%
Strategy, Inc., Series A., NVS	1.5%
KKR & Co., Inc., Series D	1.5%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.5%
Bank of America Corp., Series L, NVS	1.4%
Hewlett Packard Enterprise Co.	1.1%
Apollo Global Management, Inc.	1.1%
NextEra Energy, Inc.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	4.4%
Wells Fargo & Co., Series L, NVS	2.4%
Strategy, Inc., Series A., NVS	1.5%
KKR & Co., Inc., Series D	1.5%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.5%
Bank of America Corp., Series L, NVS	1.4%
Hewlett Packard Enterprise Co.	1.1%
Apollo Global Management, Inc.	1.1%
NextEra Energy, Inc.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
(a)	Excludes money market funds.

C000042584 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Residential and Multisector Real Estate ETF
Class Name	iShares Residential and Multisector Real Estate ETF
Trading Symbol	REZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$24	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[12]
Net Assets	$ 803,209,714
Holdings Count | Holding	42
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$803,209,714
Number of Portfolio Holdings	42
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care REITs	46.7%
Residential REITs	38.0%
Specialized REITs	15.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.9%
Public Storage	7.5%
Ventas, Inc.	5.2%
Extra Space Storage, Inc.	4.9%
AvalonBay Communities, Inc.	4.5%
Equity Residential	4.4%
Invitation Homes, Inc.	4.2%
Essex Property Trust, Inc.	4.0%
Sun Communities, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.9%
Public Storage	7.5%
Ventas, Inc.	5.2%
Extra Space Storage, Inc.	4.9%
AvalonBay Communities, Inc.	4.5%
Equity Residential	4.4%
Invitation Homes, Inc.	4.2%
Essex Property Trust, Inc.	4.0%
Sun Communities, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
(a)	Excludes money market funds.

C000042587 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Mortgage Real Estate ETF
Class Name	iShares Mortgage Real Estate ETF
Trading Symbol	REM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$24	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[13]
Net Assets	$ 593,723,278
Holdings Count | Holding	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$593,723,278
Number of Portfolio Holdings	34
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	19.6%
AGNC Investment Corp.	15.3%
Starwood Property Trust, Inc.	10.1%
Arbor Realty Trust, Inc.	4.9%
Blackstone Mortgage Trust, Inc., Class A	4.4%
Rithm Capital Corp.	4.4%
ARMOUR Residential REIT, Inc.	3.7%
Dynex Capital, Inc.	3.5%
Apollo Commercial Real Estate Finance, Inc.	3.1%
Ladder Capital Corp., Class A	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	19.6%
AGNC Investment Corp.	15.3%
Starwood Property Trust, Inc.	10.1%
Arbor Realty Trust, Inc.	4.9%
Blackstone Mortgage Trust, Inc., Class A	4.4%
Rithm Capital Corp.	4.4%
ARMOUR Residential REIT, Inc.	3.7%
Dynex Capital, Inc.	3.5%
Apollo Commercial Real Estate Finance, Inc.	3.1%
Ladder Capital Corp., Class A	2.8%
(a)	Excludes money market funds.

C000079751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Growth ETF
Class Name	iShares Russell Top 200 Growth ETF
Trading Symbol	IWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$12	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%	[14]
Net Assets	$ 16,049,329,053
Holdings Count | Holding	113
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$16,049,329,053
Number of Portfolio Holdings	113
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	57.7%
Consumer Discretionary	11.6%
Communication Services	10.5%
Health Care	6.2%
Financials	6.1%
Industrials	4.6%
Consumer Staples	2.6%
Real Estate	0.4%
Materials	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple Inc.	12.6%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.4%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple Inc.	12.6%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.4%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
(a)	Excludes money market funds.

C000079752 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 ETF
Class Name	iShares Russell Top 200 ETF
Trading Symbol	IWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[15]
Net Assets	$ 1,876,955,378
Holdings Count | Holding	201
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,876,955,378
Number of Portfolio Holdings	201
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.4%
Financials	13.4%
Communication Services	11.4%
Consumer Discretionary	10.4%
Health Care	8.9%
Industrials	6.9%
Consumer Staples	4.8%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.9%
Microsoft Corp.	7.8%
Apple Inc.	7.6%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.9%
Microsoft Corp.	7.8%
Apple Inc.	7.6%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.

C000079753 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Value ETF
Class Name	iShares Russell Top 200 Value ETF
Trading Symbol	IWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
Net Assets	$ 2,843,823,681
Holdings Count | Holding	155
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,843,823,681
Number of Portfolio Holdings	155
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.3%
Health Care	13.7%
Industrials	10.9%
Information Technology	10.8%
Communication Services	10.3%
Consumer Staples	8.4%
Consumer Discretionary	7.2%
Energy	5.5%
Utilities	3.2%
Materials	3.0%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.7%
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.3%
Alphabet, Inc., Class C, NVS	2.1%
Walmart, Inc.	2.1%
Procter & Gamble Co. (The)	1.8%
Bank of America Corp.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.7%
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.3%
Alphabet, Inc., Class C, NVS	2.1%
Walmart, Inc.	2.1%
Procter & Gamble Co. (The)	1.8%
Bank of America Corp.	1.6%
(a)	Excludes money market funds.

C000215209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Quality GARP ETF
Class Name	iShares MSCI USA Quality GARP ETF
Trading Symbol	GARP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$9	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%	[17]
Net Assets	$ 748,566,132
Holdings Count | Holding	133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$748,566,132
Number of Portfolio Holdings	133
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	50.8%
Communication Services	10.9%
Financials	9.8%
Consumer Discretionary	9.6%
Industrials	8.8%
Health Care	5.3%
Energy	1.8%
Real Estate	1.4%
Materials	1.3%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Lam Research Corp.	5.4%
Apple Inc.	5.2%
Broadcom, Inc.	5.0%
NVIDIA Corp.	4.9%
Adobe, Inc.	4.8%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	4.1%
Visa, Inc., Class A	3.6%
Arista Networks, Inc.	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Lam Research Corp.	5.4%
Apple Inc.	5.2%
Broadcom, Inc.	5.0%
NVIDIA Corp.	4.9%
Adobe, Inc.	4.8%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	4.1%
Visa, Inc., Class A	3.6%
Arista Networks, Inc.	2.4%
(a)	Excludes money market funds.

C000221870 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P 500 ETF
Class Name	iShares ESG Select Screened S&P 500 ETF
Trading Symbol	XVV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P 500 ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[18]
Net Assets	$ 478,969,035
Holdings Count | Holding	443
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$478,969,035
Number of Portfolio Holdings	443
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.9%
Financials	14.5%
Consumer Discretionary	11.6%
Communication Services	11.2%
Health Care	8.9%
Industrials	6.8%
Consumer Staples	3.8%
Real Estate	2.1%
Materials	1.9%
Utilities	1.3%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Apple Inc.	7.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Tesla, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Apple Inc.	7.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Tesla, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.

C000221871 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Mid-Cap ETF
Class Name	iShares ESG Select Screened S&P Mid-Cap ETF
Trading Symbol	XJH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Mid-Cap ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[19]
Net Assets	$ 315,210,952
Holdings Count | Holding	362
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$315,210,952
Number of Portfolio Holdings	362
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.9%
Financials	18.2%
Information Technology	14.0%
Consumer Discretionary	13.0%
Health Care	9.3%
Real Estate	7.6%
Materials	5.7%
Consumer Staples	4.6%
Communication Services	1.6%
Utilities	1.6%
Energy	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	1.1%
Pure Storage, Inc., Class A	1.0%
Flex Ltd.	0.8%
Casey's General Stores, Inc.	0.8%
Ciena Corp.	0.8%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.7%
Guidewire Software, Inc.	0.7%
United Therapeutics Corp.	0.7%
Tenet Healthcare Corp.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	1.1%
Pure Storage, Inc., Class A	1.0%
Flex Ltd.	0.8%
Casey's General Stores, Inc.	0.8%
Ciena Corp.	0.8%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.7%
Guidewire Software, Inc.	0.7%
United Therapeutics Corp.	0.7%
Tenet Healthcare Corp.	0.7%
(a)	Excludes money market funds.

C000221874 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Small-Cap ETF
Class Name	iShares ESG Select Screened S&P Small-Cap ETF
Trading Symbol	XJR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Small-Cap ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[20]
Net Assets	$ 104,133,933
Holdings Count | Holding	577
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$104,133,933
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.1%
Industrials	18.7%
Consumer Discretionary	14.2%
Information Technology	14.0%
Health Care	11.2%
Real Estate	7.9%
Materials	4.3%
Communication Services	3.2%
Consumer Staples	2.7%
Energy	1.9%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Mr. Cooper Group, Inc.	1.0%
Sterling Infrastructure, Inc.	0.8%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.7%
InterDigital, Inc.	0.7%
Armstrong World Industries, Inc.	0.7%
Dycom Industries, Inc.	0.7%
Corcept Therapeutics, Inc.	0.6%
Qorvo, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mr. Cooper Group, Inc.	1.0%
Sterling Infrastructure, Inc.	0.8%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.7%
InterDigital, Inc.	0.7%
Armstrong World Industries, Inc.	0.7%
Dycom Industries, Inc.	0.7%
Corcept Therapeutics, Inc.	0.6%
Qorvo, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
(a)	Excludes money market funds.

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